CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₪ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)		Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
IfrsStatementsLineItems [Line Items]
Profit for the year | ₪			₪ 56	[1]	₪ 114	₪ 52
Other comprehensive income, items that will not be reclassified to profit or loss
Remeasurements of post-employment benefit obligations | ₪			1		(2)	(8)
Income taxes relating to remeasurements of post-employment benefit obligations | ₪				[2]	1	2
Other comprehensive income (loss) for the year, net of income taxes | ₪			1		(1)	(6)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR | ₪			57		113	46
Total comprehensive income attributable to:
Owners of the Company | ₪			58		113	46
Non-controlling interests | ₪			(1)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR | ₪			₪ 57		₪ 113	₪ 46
Convenience translation into U.S. dollars [Member]
IfrsStatementsLineItems [Line Items]
Profit for the year | $		$ 15
Other comprehensive income, items that will not be reclassified to profit or loss
Remeasurements of post-employment benefit obligations | $	[2]
Income taxes relating to remeasurements of post-employment benefit obligations | $	[2]
Other comprehensive income (loss) for the year, net of income taxes | $	[2]
TOTAL COMPREHENSIVE INCOME FOR THE YEAR | $		15
Total comprehensive income attributable to:
Owners of the Company | $		15
Non-controlling interests | $	[2]
TOTAL COMPREHENSIVE INCOME FOR THE YEAR | $		$ 15

[1]	See Notes 2(n), 2(f)(5) regarding the adoption of IFRS15, Revenue from Contracts with Customers. In 2018, costs of obtaining contracts with customers were capitalized in the amounts of NIS 62 million and NIS 29 million for the cellular segment and the fixed-line segment, respectively. In 2018, amortization expenses of costs of obtaining contracts with customers for the cellular segment and the fixed-line segment were recorded in the amounts of NIS 36 million and NIS 13 million, respectively.
[2]	Representing an amount of less than 1 million.